SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Subsequent Events [Text Block]
NOTE 24 – SUBSEQUENT EVENTS

As of December 31, 2011, the Company had 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity.  (Please refer to Note 18).  These rescission rights resulted from the deficiency in the filing of the Form 10-K for the year ended March 31, 2010.  These rescission rights expire after a period of one year from the date on which the deficiency is subsequently rectified.  The Company filed a revised Form 10-K for the year ended March 31, 2010 on January 28, 2011 and thereby rectified the deficiency.  Consequently, the rescission rights on the shares issued during this period of deficiency lapsed on January 28, 2012.  These shares will be included as common stock issued and outstanding in the financial statements for the year ended March 31, 2012. The Company expects to reverse the rescission reserve in its balance sheet as of March 31, 2011.

NOTE 23 – SUBSEQUENT EVENTS

The Company, through its subsidiary, IGC Materials, Private Limited ("IGC-MPL"), previously created a partnership for operation of a rock quarry, in which IGC-MPL owns a 49% stake, with the owner of the land on which the quarry was located.  In order to promote investments in certain industries including quarrying, the government of Maharashtra, where the quarry is located, instituted a tax rebate. The tax rebate allows the quarry operators to recover their entire investment through the collection of taxes by retaining taxes that would otherwise be payable to the government. In July 2011, the Company’s application for the rebate was approved by the government of Maharashtra, and the partnership was accordingly granted the right to retain up to $2.68 million in sales taxes and royalty taxes collected through the sale of rock aggregate from the quarries. This figure amounts to the investment made by the Company to develop the rock quarry including infrastructure and machinery.  The Company expects that it may take a few years to fully realize the benefits of the tax rebate.